UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7778

Analysts Investment Trust

(Exact name of registrant as specified in charter)

7750 Montgomery Road, Cincinnati, Ohio 45236

(Address of principal executive offices)

(Zip code)

Timothy E. Mackey

7750 Montgomery Road, Cincinnati, Ohio 45236

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-792-5402

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Analysts Investment Trust
Analysts Stock Fund Fund
SCHEDULE OF INVESTMENTS
October 31 2005
Shares/Par	Security Description	Value
Cash & Equivalents (Cost $5,195,049)
5,195,049	First American Treasury Obligation
	Fund Class A 3.12%**	5,195,049

TOTAL INVESTMENTS (Cost $5,195,049) - 99.79%		5,195,049

ASSETS IN EXCESS OF OTHER LIABILITES - 0.21%		10,880

NET ASSETS - 100.00%		5,205,929

* Variable Rate Security. The rate shown is the yield as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS
Analysts Fixed Income Fund
1. SECURITY TRANSACTIONS
At October 31, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,195,049 amounted to $0.00 which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $0.00.

Analysts Investment Trust
Analysts Fixed Income Fund
SCHEDULE OF INVESTMENTS
October 31 2005
Shares/Par	Security Description	Value
Mortgage-Backed Obligations
1,662	FNMA REMIC G53 Class J 7% 9/25/22	1,725
221	Painewebber CMO Trust 8.6% 4/1/2018	231
		1,956

TOTAL MORTGAGE-BACK OBLIGATIONS (Cost $1,943) - 0.09%		1,956

Cash & Equivalents (Cost $2,020,690) - 99.71%
2,020,690	First American Treasury Obligation
	Fund Class A 3.12%**	2,020,690

TOTAL INVESTMENTS (Cost $2,022,633) - 99.80%		2,022,646

ASSETS IN EXCESS OF OTHER LIABILITES - 0.20%		3,990

NET ASSETS - 100.00%		2,026,636

* Variable Rate Security. The rate shown is the yield as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS
Analysts Fixed Income Fund
1. SECURITY TRANSACTIONS
At October 31, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,022,633 amounted to $12.39 which consisted of aggregate gross unrealized appreciation of $13.07 and aggregate gross unrealized depreciation of $0.68.

Analysts Investment Trust
Analysts Aggressive Stock Fund
SCHEDULE OF INVESTMENTS
October 31 2005
Shares/Par	Security Description	Value
Cash & Equivalents (Cost $1,078,799)
1,078,799	First American Treasury Obligation
	Fund Class A 3.12%**	1,078,799

TOTAL INVESTMENTS (Cost $1,078,799) - 99.82%		1,078,799

ASSETS IN EXCESS OF OTHER LIABILITES - 0.18%		1,919

NET ASSETS - 100.00%		1,080,718

* Variable Rate Security. The rate shown is the yield as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS
Analysts Fixed Income Fund
1. SECURITY TRANSACTIONS
At October 31, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,078,799 amounted to $0.00 which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $0.00.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Analysts Investment Trust

By /s/Timothy E. Mackey

*Timothy E. Mackey

  President

Date December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/Timothy E. Mackey

*Timothy E. Mackey

  President

Date December 29, 2005

By /s/Mark G. Srofe

*Mark G. Srofe

  Treasurer

Date December 29, 2005

* Print the name and title of each signing officer under his or her signature.